Long-Term Debt (Schedule of Interest Rate Swap Transactions) (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Interest rate swap
Notional amount	$ 1,550,000,000
One month LIBOR rate In effect	0.43%
Interest Rate Swap One [Member]
Interest rate swap
Effective date	Feb. 03, 2014
Termination date	Feb. 01, 2017
Notional amount	$ 400,000,000
FIS pays fixed rate of	0.89%
Interest Rate Swap Two [Member]
Interest rate swap
Effective date	Jan. 04, 2016
Termination date	Jan. 01, 2017
Notional amount	$ 400,000,000
FIS pays fixed rate of	0.65%
Interest Rate Swap Three [Member]
Interest rate swap
Effective date	Jan. 04, 2016
Termination date	Jan. 01, 2018
Notional amount	$ 500,000,000
FIS pays fixed rate of	0.92%
Interest Rate Swap Four [Member]
Interest rate swap
Effective date	Jan. 04, 2016
Termination date	Jan. 01, 2019
Notional amount	$ 250,000,000
FIS pays fixed rate of	1.18%